Consolidated Statements of Income by Function - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Revenue	$ 2,265,803	$ 2,157,323	$ 1,939,322
Cost of sales	(1,483,524)	(1,394,822)	(1,328,285)
Gross profit	782,279	762,501	611,037
Other income	32,048	17,827	15,202
Administrative expenses	(118,126)	(101,171)	(88,436)
Other expenses by function	(36,907)	(53,600)	(82,533)
Net impairment gains on reversal (losses) of financial assets	2,967	(8,038)	(7,198)
Other gains (losses)	6,404	543	679
Profit from operating activities	668,665	618,062	448,751
Finance income	22,533	13,499	10,129
Finance costs	(59,914)	(50,124)	(57,498)
Share of profit of associates and joint ventures accounted for using the equity method	6,351	14,452	13,047
Foreign currency translation differences	(16,597)	(1,299)	460
Profit before taxes	621,038	594,590	414,889
Income tax expense, continuing operations	(178,975)	(166,173)	(132,965)
Profit from continuing operations	442,063	428,417	281,924
Profit attributable to
Owners of the Parent	439,830	427,697	278,290
Non-controlling interests	2,233	720	3,634
Profit for the year	$ 442,063	$ 428,417	$ 281,924
Common shares
Basic earnings per share (US$ per share)	$ 1.6711	$ 1.6250	$ 1.0573
Diluted common shares
Diluted earnings per share (US$ per share)	$ 1.6711	$ 1.6250	$ 1.0573